Schedule of Investments (unaudited) July 31, 2020	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Lockheed Martin Corp.	240,798	$91,255,218

Banks — 14.5%
Bank of Hawaii Corp.	670,933	37,994,936
Citizens Financial Group Inc.	6,708,785	166,444,956
Comerica Inc.	2,187,458	84,260,882
Fifth Third Bancorp.	9,782,192	194,274,333
FNB Corp.	5,080,212	37,644,371
Huntington Bancshares Inc./OH	15,404,600	142,800,642
KeyCorp	14,673,417	176,227,738
PacWest Bancorp.	1,727,700	31,573,717
People’s United Financial Inc.	6,937,833	74,859,218
Regions Financial Corp.	15,037,596	163,308,293
TCF Financial Corp.	2,331,795	64,101,045
Truist Financial Corp.	4,638,164	173,745,623
U.S. Bancorp.	4,726,856	174,137,375
United Bankshares Inc./WV	2,191,640	57,683,965
Valley National Bancorp.	6,349,234	47,428,778
Wells Fargo & Co.	10,204,970	247,572,572

		1,874,058,444

Beverages — 1.0%
Coca-Cola Co. (The)	2,842,732	134,290,660

Capital Markets — 2.2%
Federated Investors Inc., Class B	1,495,425	39,419,403
Franklin Resources Inc.	4,074,562	85,769,530
Invesco Ltd.	5,019,145	50,392,216
Janus Henderson Group PLC	2,363,674	49,377,150
Lazard Ltd., Class A	1,780,583	52,206,693

		277,164,992

Chemicals — 3.1%
CF Industries Holdings Inc.	3,608,567	113,056,404
Huntsman Corp.	3,317,058	61,365,573
LyondellBasell Industries NV, Class A	3,522,399	220,220,386

		394,642,363

Containers & Packaging — 4.0%
International Paper Co.	6,336,111	220,433,302
Packaging Corp. of America	1,163,948	111,878,682
Sonoco Products Co.	1,694,340	87,665,151
Westrock Co.	3,691,922	99,165,025

		519,142,160

Distributors — 1.2%
Genuine Parts Co.	1,683,896	151,803,224

Diversified Consumer Services — 0.3%
H&R Block Inc.	3,055,780	44,308,810

Diversified Telecommunication Services — 4.4%
AT&T Inc.	8,250,112	244,038,313
CenturyLink Inc.	15,714,803	151,647,849
Verizon Communications Inc.	2,905,429	167,004,059

		562,690,221

Electric Utilities — 13.3%
Alliant Energy Corp.	2,388,511	128,621,317
American Electric Power Co. Inc.	1,513,552	131,497,398
Edison International	2,861,028	159,273,429
Entergy Corp.	1,406,500	147,865,345
Eversource Energy	1,236,883	111,406,052

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	3,927,875	$151,655,254
FirstEnergy Corp.	3,437,213	99,679,177
IDACORP Inc.	887,498	82,759,188
NextEra Energy Inc.	335,703	94,231,832
OGE Energy Corp.	3,342,510	109,968,579
Pinnacle West Capital Corp.	1,955,747	162,483,461
PPL Corp.	8,389,553	223,329,901
Xcel Energy Inc.	1,554,646	107,332,760

		1,710,103,693

Electrical Equipment — 2.0%
Eaton Corp. PLC	1,471,023	136,996,372
Emerson Electric Co.	1,957,233	121,368,018

		258,364,390

Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	1,538,577	27,432,828

Food Products — 1.0%
General Mills Inc.	1,948,306	123,269,321

Gas Utilities — 0.4%
New Jersey Resources Corp.	1,694,453	52,629,710

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	539,183	104,752,473

Household Durables — 2.1%
Garmin Ltd.	1,026,143	101,167,438
Leggett & Platt Inc.	1,952,402	78,271,796
Newell Brands Inc.	5,488,934	90,018,518

		269,457,752

Household Products — 1.0%
Kimberly-Clark Corp.	859,466	130,673,211

Insurance — 7.3%
Cincinnati Financial Corp.	2,396,001	186,720,358
MetLife Inc.	5,089,038	192,620,088
Old Republic International Corp.	4,534,338	72,866,812
Principal Financial Group Inc.	3,924,791	166,528,882
Prudential Financial Inc.	4,183,158	265,086,723
Unum Group	3,002,483	51,732,782

		935,555,645

IT Services — 2.7%
International Business Machines Corp.	1,581,302	194,405,268
Western Union Co. (The)	6,177,271	149,984,140

		344,389,408

Machinery — 1.1%
Caterpillar Inc.	1,018,745	135,370,836

Media — 3.7%
Interpublic Group of Companies Inc. (The)	6,203,755	111,977,778
Omnicom Group Inc.	3,212,070	172,584,521
ViacomCBS Inc., Class B, NVS	7,587,339	197,801,928

		482,364,227

Multi-Utilities — 9.8%
Avista Corp.	1,180,132	43,818,301
Black Hills Corp.	1,097,966	63,528,313
CenterPoint Energy Inc.	7,218,983	137,232,867
CMS Energy Corp.	1,827,468	117,286,896
Dominion Energy Inc.	2,000,031	162,062,512
DTE Energy Co.	1,311,460	151,644,120

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	5,681,010	$138,900,694
NorthWestern Corp.	870,589	48,979,337
Public Service Enterprise Group Inc.	2,894,098	161,895,842
Sempra Energy	1,012,679	126,038,028
WEC Energy Group Inc.	1,157,875	110,299,173

		1,261,686,083

Multiline Retail — 0.7%
Target Corp.	707,504	89,060,604

Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.	2,268,599	190,426,200
Exxon Mobil Corp.	5,944,472	250,143,382
HollyFrontier Corp.	2,381,168	65,482,120
Marathon Petroleum Corp.	6,627,492	253,170,194
ONEOK Inc.	6,299,837	175,828,451
Valero Energy Corp.	3,351,396	188,448,997

		1,123,499,344

Personal Products — 0.3%
Nu Skin Enterprises Inc., Class A	936,285	41,992,382

Pharmaceuticals — 2.2%
Merck & Co. Inc.	1,454,299	116,692,952
Pfizer Inc.	4,359,089	167,737,744

		284,430,696

Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	1,291,986	61,666,492
Qualcomm Inc.	1,389,570	146,752,487

		208,418,979

Technology Hardware, Storage & Peripherals — 2.7%
HP Inc.	10,842,978	190,619,553
Seagate Technology PLC	3,485,359	157,607,934

		348,227,487

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands Inc.	4,946,817	$69,898,524

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp. Inc.	7,567,729	79,688,186

Tobacco — 4.6%
Altria Group Inc.	8,094,173	333,075,219
Philip Morris International Inc.	3,340,056	256,549,701

		589,624,920

Trading Companies & Distributors — 1.0%
Watsco Inc.	560,216	132,250,191

Total Common Stocks — 99.7% (Cost: $13,465,689,531)		12,852,496,982

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(b)	14,880,000	14,880,000

Total Short-Term Investments — 0.1% (Cost: $14,880,000)		14,880,000

Total Investments in Securities — 99.8% (Cost: $13,480,569,531)		12,867,376,982

Other Assets, Less Liabilities — 0.2%		22,026,300

Net Assets — 100.0%		$12,889,403,282

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$51,930,000	$—	$(37,050,000	)(a)	$—	$—	$14,880,000	14,880,000	$10,608	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	218	09/18/20	$35,572	$1,576,811

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Select Dividend ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,852,496,982	$—	$—	$12,852,496,982
Money Market Funds	14,880,000	—	—	14,880,000

	$12,867,376,982	$—	$—	$12,867,376,982

Derivative financial instruments(a)
Assets
Futures Contracts	$1,576,811	$—	$—	$1,576,811

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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